Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Information about operating results and assets for each segment

	Thousands of Yen
		Digital		Corporate
	Relaxation	Preventative	Luxury	and
	Salon	Healthcare	Beauty	elimination		Consolidated
Year ended December 31, 2022
Revenues	¥5,972,913	¥386,383	¥594,761	¥	―	¥6,954,057
Operating income (loss)	1,272,093	(60,190)	(23,735)		(1,091,201)	96,967
Depreciation and amortization	78,825	20,100	11,454		73,677	184,056
Total assets	4,693,660	189,933	822,354		1,041,399	6,747,346

Year ended December 31, 2021
Revenues	¥5,196,540	¥43,965	¥169,320	¥	―	¥5,409,825
Operating income (loss)	699,105	(144,857)	(6,538)		(1,018,297)	(470,587)
Depreciation and amortization	80,917	11,113	10,736		23,477	126,243
Total assets	4,002,005	161,945	701,172		887,939	5,753,061

Year ended December 31, 2020
Revenues	¥3,315,947	¥25,670	¥ ―	¥	―	¥3,341,617
Operating loss	(140,866)	(66,100)	―		(539,122)	(746,088)
Depreciation and amortization	32,261	8,007	―		22,022	62,290
Total assets	3,096,094	34,247	―		2,583,125	5,713,466